Commitments and Contingencies (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Feb. 29, 2016 USD ($)	Dec. 31, 2015 USD ($)	Oct. 31, 2012 CNY (¥)	Oct. 31, 2012 USD ($)
Contractual Obligation, Total			¥ 48,700		$ 15,643,200	$ 7,500	$ 7,500	¥ 64,800	$ 10,000
Payments for Other Fees | $		$ 7,500
Loss Contingency, Damages Sought, Value | ¥	¥ 59,000
Supplier C [Member]
Contractual Obligation, Total	2,977,423				428,838
Payments for Other Fees	10,672,000	1,537,000	522,050
Polysilicon [Member]
Unrecorded Unconditional Purchase Obligation, Purchases	238,182	34,305	461,515	¥ 561,487
Contractual Obligation, Total	15,643,200				$ 2,253,089
Multi Year Supply Agreements [Member]
Long-term Purchase Commitment, Amount	219,991,000	31,685,000	¥ 248,496	¥ 701,784
Property, Plant and Equipment, Other Types [Member] | Take Or Pay Arrangements [Member]
Long-term Purchase Commitment, Amount	¥ 1,510,800	$ 217,600